Investment Objectives and Goals	Apr. 25, 2025
MML Blend Fund | MML Blend Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Blend Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks a high total return.
MML Equity Fund | MML Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	This Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income.
Objective, Secondary [Text Block]	Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.
MML Inflation-Protected and Income Fund | MML Inflation-Protected and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Inflation-Protected and Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
MML Invesco Discovery Large Cap Fund | MML Invesco Discovery Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Invesco Discovery Large Cap Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
MML Invesco Discovery Mid Cap Fund | MML Invesco Discovery Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Invesco Discovery Mid Cap Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
MML iShares® 60/40 Allocation Fund | MML iShares 60/40 Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML iShares® 60/40 Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
MML iShares® 80/20 Allocation Fund | MML iShares 80/20 Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML iShares® 80/20 Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
MML Managed Bond Fund | MML Managed Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Managed Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital.
MML Short-Duration Bond Fund | MML Short-Duration Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Short-Duration Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

MML Small Cap Equity Fund | MML Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Small Cap Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML U.S. Government Money Market Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks current income consistent with preservation of capital and liquidity.